Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of swap contracts	9 Months Ended
Sep. 30, 2022 mJ ؋ / mJ
December 14, 2018 [Member]
Derivative [Line Items]
Period From	Jan. 01, 2019
Period To	Sep. 30, 2022
Notional Quantity per Year (“MWh”) | mJ	34,554
Average Contract Price (per MWh) | ؋ / mJ	66.12
October 28, 2021 [Member]
Derivative [Line Items]
Period From	Nov. 01, 2021
Period To	Dec. 31, 2022
Notional Quantity per Year (“MWh”) | mJ	30,660
Average Contract Price (per MWh) | ؋ / mJ	48.75
December 27, 2021 [Member]
Derivative [Line Items]
Period From	Jan. 01, 2022
Period To	Dec. 31, 2022
Notional Quantity per Year (“MWh”) | mJ	26,280
Average Contract Price (per MWh) | ؋ / mJ	50.75